Development of contract liabilities: (Details) - EUR (€) € in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Balance as at January 1	€ 128,758	€ 89,636
Revenue recognition	(4,090)	(89,364)
Exchange rate differences	368	7
Additions	290	128,479
Other releases	(506)
Closing balance	124,821	128,758
Less non-current portion	(5,110)	(4,741)
Current portion	€ 119,711	€ 124,017